Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Paid	$ 38,359	$ 37,655	$ 40,449
Operating activities:
Net income	86,135	81,012	83,957
Adjustments to reconcile net income to net cash provided by operating activities:
(Recovery of) provision for loan losses	(5,101)	4,990	(7,333)
Amortization of loan fees and costs, net	7,332	6,440	4,160
Provision for depreciation	8,396	7,347	7,243
Amortization (accretion) of investment securities, net	247	(226)	(213)
Amortization of prepayment penalty on long term debt	6,176	6,047	5,031
Prepayment penalty on long-term debt	5,554	532	0
Deferred income tax	581	(250)	2,528
Realized net investment security (gains) losses	0	0	1,158
Loan originations to be sold in secondary market	(287,722)	(220,800)	(136,125)
Proceeds from sale of loans in secondary market	290,132	222,785	135,209
Gain on sale of loans in secondary market	0	(756)	(1,867)
Proceeds from Sale of Other Loans Held-for-sale	0	900	20,966
Share-based Compensation	2,814	1,828	1,259
OREO valuation adjustments	601	1,592	2,406
Gains (Losses) on Sales of Other Real Estate	(1,323)	(1,604)	(5,503)
Proceeds from Sale of Other Real Estate	8,704	17,058	27,798
Bank owned life insurance income	(4,338)	(5,783)	(4,861)
Changes in assets and liabilities:
Increase in other assets	(18,086)	(10,978)	(18,313)
Increase in other liabilities	2,006	1,173	5,689
Net cash provided by operating activities	87,887	89,234	71,743
Proceeds from Life Insurance Policies	1,050	6,340	2,221
Investing activities:
Proceeds from Sale of Federal Home Loan Bank Stock	0	0	8,946
Proceeds from sales of securities	0	3,144	173,123
Proceeds from calls and maturities of securities:
Held-to-maturity	29,901	36,393	41,436
Available-for-sale	753,325	321,146	99,092
Purchase of securities:
Held-to-maturity	(141,045)	(48,226)	0
Available-for-sale	(579,006)	(457,617)	(350,934)
Payments to Acquire Other Investments	(3,500)	0	(1,350)
Net loan originations, portfolio loans	199,494	247,882	234,017
Payments for Affordable Housing Programs	(15,029)	(5,318)	(9,417)
Payments to Acquire Life Insurance Policies	0	10,045	0
Purchases of premises and equipment, net	(7,466)	(11,361)	(7,444)
Net cash used in investing activities	(152,560)	(395,468)	(229,580)
Financing activities
Net increase in deposits	174,314	219,642	338,006
Net increase in short-term borrowings	553	117,262	34,951
Proceeds from issuance of long-term debt	0	25,000	125,000
Repayment of subordinated notes	0	0	(35,250)
Repayment of long-term debt	(55,554)	(80,076)	(153,970)
Cash dividends paid	(57,653)	(57,776)	(57,876)
Net cash provided by financing activities	61,660	217,994	248,506
(Decrease) increase in cash and cash equivalents	(3,013)	(88,240)	90,669
Cash and cash equivalents at beginning of year	149,459	237,699	147,030
Cash and cash equivalents at end of year	146,446	149,459	237,699
Income Taxes Paid	27,260	26,140	27,810
Non cash activities [Abstract]
Real Estate Owned, Transfer to Real Estate Owned	3,339	13,447	12,780
Transfer of Portfolio Loans and Leases to Held-for-sale	0	144	21,985
Affordable Housing Program Obligation, Period Increase (Decrease)	9,000	9,000	8,000
Mortgage Loans on Real Estate [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Gain (Loss) on Sale of Loans and Leases	5,517	4,027	2,682
Held-to-maturity Securities [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Realized net investment security (gains) losses		(88)
Treasury Stock, Common [Member]
Financing activities
Treasury Stock, Value, Acquired, Cost Method	$ 0	$ (6,058)	$ (2,355)